C:\TEMP\COVERLETTER.DOC
                         U.S. Bancorp Fund Services, LLC
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91740


March 13, 2002

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      Fremont Mutual Funds, Inc.
                  Rule 497(j);
                  File Nos. 33-23453 and 811-5632
                  CIK No.  837389


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fremont Mutual Funds, Inc. (the "Funds"), does not differ from that contained in Post-Effective Amendment No. 43 (the "Amendment") to the Fund's Registration Statement on Form N1-A. This Amendment was filed electronically on March 1, 2002

     If you have any questions, please do not hesitate to call me at (626) 914-7385.


Very truly yours,


/s/ Joy Ausili
----------------
Joy Ausili



cc:      Julie Allecta, Esq.
         Tina Thomas